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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through November 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                   OAK RIDGE
                                   LARGE CAP
                                     GROWTH
                                      FUND

                                     ORILX
                                 Ticker Symbol

                                     Annual
                                     Report

                                    11/30/07

                               [LOGO] PIONEER
                                      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2
Portfolio Management Discussion                                               4
Portfolio Summary                                                             8
Prices and Distributions                                                      9
Performance Update                                                           10
Comparing Ongoing Fund Expenses                                              15
Schedule of Investments                                                      17
Financial Statements                                                         22
Notes to Financial Statements                                                31
Report of Independent Registered Public Accounting Firm                      40
Approval of Investment Advisory Agreement                                    41
Trustees, Officers and Service Providers                                     45

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in recent months, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year 2007, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

U.S. economic growth had slowed over the past two years, but this has been due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth, and we have seen two cuts in short-term interest rates from the Federal Reserve despite strong economic growth in the second and third quarters of 2007. A weaker U.S. dollar has put upward pressure on some prices, but it has also significantly benefited exporters and companies competing in the global marketplace, stimulating U.S. economic growth.

Economic growth in the rest of the world remains relatively positive. In Europe, solid GDP growth has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world, led by China, which continues its rise as a world economic power.

Looking forward, we believe the economic outlook continues to appear generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a liquidity/credit crunch represent growing sources of risk. Central banks have responded to the stresses in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in the case of the Federal Reserve, by cutting rates.

The U.S. Federal Reserve and the world's other central banks are still pursuing policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." We view the Fed's recent rate cuts as temporarily "buying insurance" against a credit crunch, which

Letter

would threaten economic growth, rather than as an abandonment of its commitment to keeping inflation low.

Even against this wall-of-worry backdrop, and factoring in recent market weakness, the long-term performance of major asset classes has remained positive. Equity investors were generally rewarded as, despite several interim corrections and poor performance in November 2007, the Standard & Poor's 500 Index returned 8%, the Dow Jones Industrial Average returned 12%, and the NASDAQ Composite Index returned 9% in the 12 months ending November 30, 2007. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 18% and the MSCI Emerging Markets Index returning 46% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 6% during the period. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned -3% for the same period, however, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/07
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced the Fund's performance during the 12 months ended November 30, 2007.

Q:  How did the market and the Fund perform during the annual period?

A: The U.S. equity market produced a positive return during the past year, but all of its gain came in the first half of the period. During that time, stock prices were boosted by an environment of steady economic expansion, double-digit corporate earnings growth, and robust merger and acquisition activity. The positive backdrop remained in place until mid-summer, when declining housing prices and rising defaults in the subprime mortgage segment led to an evaporation in the availability of credit, raised questions about the strength of banks' balance sheets, and sparked concerns about the possibility of a recession. The resulting erosion in investors' risk appetites triggered a negative return for the major U.S. indices during the second half of the reporting period. Still, that was not enough to offset the gains generated from December 2006 to May 2007.
    In terms of market segments, large-cap stocks outperformed small-cap stocks for the full year, while the growth style outpaced value.

    Against that backdrop, the Fund's Class A shares delivered an absolute return of 8.35% at net asset value during the 12-month period ended November 30, 2007. However, the Fund underperformed the 12.60% return of its benchmark - the Russell 1000 Growth Index - during the same period, and the 14.23% average return of the 733 funds in its Lipper peer group, Large Cap Growth Funds, over the same time frame. The S&P 500 Index, which calculates the performance of both growth and value stocks, returned 7.72% for the 12 months ended November 30, 2007.

    Call 1-800-225-6292 or visit www.pioneer investments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the main causes of the Fund's underperformance?

A: As was the case during the Fund's previous fiscal year, its investments in the health care sector were the leading cause of underperformance during the period. The primary reason for our difficulties in this area was our decision to avoid pharmaceutical stocks in favor of leading, financially-strong biotechnology companies. The approach backfired, as large-cap pharmaceuticals outperformed while the Fund's biotech holdings - Amgen and Genentech - severely underperformed. Amgen was sold from the Fund, and we reduced the portfolio's position in Genentech. Also weighing on the Fund's performance was a position in Zimmer Holdings, a maker of orthopedic implants. Zimmer's shares fell from $72.96 to $64.73 during the Fund's annual reporting period. Investors were disillusioned by the company's declining market share, failure to meet earnings expectations, and management's apparent lack of focus on improving earnings. We reduced the Fund's position in Zimmer.

    The Fund's leading individual detractor was a telecommunications stock, MetroPCS Communications. The company's stock was pressured by three key factors: rising competition, the resignation of its chief executive officer, and the failure of its attempt to merge with its rival Leap Wireless. The stock closed the period at $17.10, below our average purchase price.

Q:  Do you make any changes to your approach during periods of underperformance?

A: No - we continue to seek to invest in high-quality companies with strong earnings prospects and reasonable valuations. In the short term, companies with those characteristics will not always outperform. In the Fund's May semiannual shareholder report, for instance, we cited both Ecolab, a provider of sanitation services to businesses, and Staples, the office supply retailer, as holdings that had underperformed during the previous six months. Still, we maintained the Fund's positions on the belief that the companies' fundamentals were sound and their stocks were trading below

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/07                           (continued)
--------------------------------------------------------------------------------

    their intrinsic values. Our patience was rewarded during the second half of the annual period, from June 1 through November 30, 2007, as the shares in Ecolab climbed from $43.15 to $47.90 despite the difficult market environment. Staples, meanwhile, continued to lose ground during the summer, but gained 20% in the final week of November after reporting better-than-expected earnings. We believe the improved performance of both companies helps illustrate the importance of sticking to our investment approach even when certain holdings are experiencing short-term underperformance.

Q:  What elements of the Fund's positioning helped performance?

A: The Fund generated the largest margin of outperformance in three sectors: industrials, financials, and technology. The most notable contributor within industrials was Precision Castparts, a manufacturer of engineered airplane components. Its stock price rose over 100% during the Fund's fiscal year, on the strength of robust worldwide demand for new airplanes. Given the rapid appreciation of its shares, we elected to trim the Fund's position and reinvest the proceeds in Boeing - another key beneficiary of the growing demand for planes. United Technologies and Danaher were also standout performers among the Fund's holdings in the industrials sector. As was the case with Precision Castparts, we reduced the positions on strength. The proceeds were redeployed into Raytheon, which we believe is well-positioned to withstand a weakening of the U.S. economy.

    In the financial sector, the Fund benefited greatly from our decision to avoid companies with exposure to the residential housing market. Instead, we elected to invest in stocks with a lower sensitivity to broader economic trends, such as InterContinental Exchange, which has benefited as higher stock market volatility has led to increased trading volumes, and CME Group, a beneficiary of rising trading volumes in commodities.

    Technology was also a source of strength for the Fund during the period. At a time when many tech stocks have been pressured by concerns about the effects of the subprime mortgage issue on corporate technology spending, stocks with strong consumer franchises have proven to be a "safe haven" for investors seeking consistent earnings growth. The result has been outstanding

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    performance for Fund holdings Google and Apple Computer, both of which have reported stellar earnings throughout the past year.

Q:  What is your outlook for the year ahead?

A: While we believe there will be plentiful opportunities to invest in high-quality growth stocks in the year ahead, we also expect that 2008 will prove to be a challenging period for the overall U.S. stock market. Corporate earnings are likely to be pressured by a litany of factors, most prominent among them being the weakness in the housing market, the continued fallout from the subprime crisis, slower consumer spending, and rising raw materials costs. The result, in our view, likely will be a slowdown in corporate earnings growth to the mid-single digits, a significant decline from the double-digit rate of the past three to five years. While we are therefore approaching the market with caution, we also believe one result of declining profit growth will be a gravitation toward stocks with consistent earnings, expanding profit margins, and healthy balance sheets - all of which are characteristics of the types of stocks we hold in the Fund. We are particularly confident on the outlook for the Fund's investments in the health care and technology sectors, two areas of the market that could suffer less of an impact from the issues weighing on the economy as a whole. For those reasons, we believe that the Fund can experience improved relative performance in the year ahead.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Temporary Cash Investments                       12.3%
Depositary Receipts for International Stocks      3.5%
U.S. Common Stocks                               84.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                           31.1%
Health Care                                      15.5%
Consumer Discretionary                           14.5%
Industrials                                      14.4%
Financials                                       10.8%
Energy                                            5.5%
Consumer Staples                                  5.5%
Materials                                         1.7%
Telecommunication Services                        1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1. Apple, Inc.                                  4.28%
 2. Google, Inc.                                 3.98
 3  General Electric Co.                         3.69
 4. Cisco Systems, Inc.                          3.22
 5. Procter & Gamble Co.                         2.92
 6. XTO Energy, Inc.                             2.84
 7. Schlumberger, Ltd.                           2.71
 8. Qualcomm, Inc.                               2.69
 9. Charles Schwab Corp.                         2.67
10. Aflac, Inc.                                  2.61

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

  Class   11/30/07   11/30/06
 ------- ---------- ---------
    A     $13.80    $13.69
    B     $13.31    $13.37
    C     $13.38    $13.42
    R     $13.46    $13.41
    Y     $13.96    $13.82

Distributions Per Share
--------------------------------------------------------------------------------

                      12/1/06 - 11/30/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A         $     -     $0.0170             $0.9864
   B         $     -     $0.0170             $0.9864
   C         $     -     $0.0170             $0.9864
   R         $     -     $0.0170             $0.9864
   Y         $0.0240     $0.0170             $0.9864


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Each index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-14.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2007)

                                    Net Asset   Public Offering
Period                             Value (NAV)    Price (POP)
Life-of-Fund
(3/1/99)                             3.57%         2.87%
5 Years                              8.72          7.43
1 Year                               8.35          2.08
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                     Gross          Net

                                     1.27%         1.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value $10,000 Investment

                             Pioneer Oak Ridge       Russell 1000    Standard & Poors
                            Large Cap Growth Fund    Growth Index        500 Index
 3/99                             $ 9,425              $10,000           $10,000
                                  $ 9,460              $11,340           $10,889
11/00                             $10,555              $10,030           $10,429
                                  $ 9,430              $ 7,743           $ 9,155
11/02                             $ 8,161              $ 5,987           $ 7,644
                                  $ 9,025              $ 6,990           $ 8,796
11/04                             $10,099              $ 7,397           $ 9,926
                                  $11,160              $ 8,118           $10,764
11/06                             $11,441              $ 8,797           $12,295
11/07                             $12,396              $ 9,905           $13,243

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 2004 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2007)

                                      If                    If
Period                               Held                Redeemed
Life-of-Fund
(3/1/99)                             2.73%                2.73%
5 Years                              7.79                 7.79
1 Year                               7.27                 3.29
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                     Gross                 Net
                                     2.28%                2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value $10,000 Investment

                             Pioneer Oak Ridge       Russell 1000    Standard & Poors
                            Large Cap Growth Fund    Growth Index        500 Index
 3/99                            $10,000               $10,000           $10,000
                                 $ 9,990               $11,340           $10,889
11/00                            $11,063               $10,030           $10,429
                                 $ 9,810               $ 7,743           $ 9,155
11/02                            $ 8,426               $ 5,987           $ 7,644
                                 $ 9,249               $ 6,990           $ 8,796
11/04                            $10,274               $ 7,397           $ 9,926
                                 $11,242               $ 8,118           $10,764
11/06                            $11,427               $ 8,797           $12,295
11/07                            $12,258               $ 9,905           $13,243

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2007)

                                      If                     If
Period                               Held                Redeemed
Life-of-Fund
(3/1/99)                             2.79%                2.79%
5 Years                              7.89                 7.89
1 Year                               7.39                 7.39
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                    Gross                  Net
                                     2.00%                2.00%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value $10,000 Investment

                             Pioneer Oak Ridge       Russell 1000    Standard & Poors
                            Large Cap Growth Fund    Growth Index        500 Index
 3/99                             $10,000              $10,000           $10,000
                                  $ 9,990              $11,340           $10,889
11/00                             $11,063              $10,030           $10,429
                                  $ 9,810              $ 7,743           $ 9,155
11/02                             $ 8,426              $ 5,987           $ 7,644
                                  $ 9,249              $ 6,990           $ 8,796
11/04                             $10,283              $ 7,397           $ 9,926
                                  $11,266              $ 8,118           $10,764
11/06                             $11,469              $ 8,797           $12,295
11/07                             $12,317              $ 9,905           $13,243

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2007)

                                      If                    If
Period                               Held                Redeemed
Life-of-Fund
(3/1/99)                             3.00%                3.00%
5 Years                              8.08                 8.08
1 Year                               8.07                 8.07
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                    Gross                  Net
                                     1.61%                1.45%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value $10,000 Investment

                             Pioneer Oak Ridge       Russell 1000    Standard & Poors
                            Large Cap Growth Fund    Growth Index        500 Index
 3/99                             $10,000              $10,000           $10,000
                                  $10,007              $11,340           $10,889
11/00                             $11,109              $10,030           $10,429
                                  $ 9,875              $ 7,743           $ 9,155
11/02                             $ 8,504              $ 5,987           $ 7,644
                                  $ 9,357              $ 6,990           $ 8,796
11/04                             $10,300              $ 7,397           $ 9,926
                                  $11,338              $ 8,118           $10,764
11/06                             $11,603              $ 8,797           $12,295
11/07                             $12,540              $ 9,905           $13,243

Call 1-800-225-6292 or www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on February 17, 2004, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after February 17, 2004, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class R shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2007)

                                      If                   If
Period                               Held               Redeemed
Life-of-Fund
(3/1/99)                             3.71%                3.71%
5 Years                              8.97                 8.97
1 Year                               8.67                 8.67
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                    Gross                  Net
                                     0.80%                0.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value $10,000 Investment

                             Pioneer Oak Ridge       Russell 1000    Standard & Poors
                            Large Cap Growth Fund    Growth Index        500 Index
 3/99                             $10,000              $10,000           $10,000
                                  $10,040              $11,340           $10,889
11/00                             $11,202              $10,030           $10,429
                                  $10,008              $ 7,743           $ 9,155
11/02                             $ 8,661              $ 5,987           $ 7,644
                                  $ 9,578              $ 6,990           $ 8,796
11/04                             $10,735              $ 7,397           $ 9,926
                                  $11,884              $ 8,118           $10,764
11/06                             $12,244              $ 8,797           $12,295
11/07                             $13,306              $ 9,905           $13,243

Call 1-800-225-6292 or www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from June 1, 2007 through November 30, 2007

Actual
Share Class              A            B            C            R            Y
----------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 6/1/07
Ending Account       $1,009.50    $1,003.37    $1,004.68    $1,005.12    $1,013.15
Value On 11/30/07
Expenses Paid        $    6.05    $   10.55    $   10.00    $    7.29    $    4.34
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 1.99%, 1.45%, and 0.86% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2007 through November 30, 2007

Hypothetical
Share Class              A            B            C            R            Y
----------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 6/1/07
Ending Account       $1,019.05    $1,014.54    $1,015.09    $1,017.80    $1,020.76
Value On 11/30/07
Expenses Paid        $    6.07    $   10.61    $   10.05    $    7.33    $    4.36
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 1.99%, 1.45%, and 0.86% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07
--------------------------------------------------------------------------------

     Shares                                                        Value
               COMMON STOCKS - 93.4%
               Energy - 5.2%
               Oil & Gas Equipment & Services - 2.5%
    215,780    Schlumberger, Ltd.                           $ 20,164,641
                                                            ------------
               Oil & Gas Exploration & Production - 2.7%
    341,875    XTO Energy, Inc.                             $ 21,134,713
                                                            ------------
               Total Energy                                 $ 41,299,354
                                                            ------------
               Materials - 1.6%
               Specialty Chemicals - 1.6%
    266,430    Ecolab, Inc.                                 $ 12,761,997
                                                            ------------
               Total Materials                              $ 12,761,997
                                                            ------------
               Capital Goods - 13.4%
               Aerospace & Defense - 7.8%
    161,185    Boeing Co.                                   $ 14,916,060
     99,575    Precision Castparts Corp.                      14,671,381
    284,940    Raytheon Co.                                   17,623,539
    203,435    United Technologies Corp.                      15,210,835
                                                            ------------
                                                            $ 62,421,815
                                                            ------------
               Industrial Conglomerates - 3.4%
    718,560    General Electric Co.                         $ 27,513,662
                                                            ------------
               Industrial Machinery - 2.2%
    197,995    Danaher Corp.                                $ 17,189,926
                                                            ------------
               Total Capital Goods                          $107,125,403
                                                            ------------
               Automobiles & Components - 1.8%
               Auto Parts & Equipment - 1.8%
    378,795    Johnson Controls, Inc.                       $ 14,629,063
                                                            ------------
               Total Automobiles & Components               $ 14,629,063
                                                            ------------
               Consumer Durables & Apparel - 1.5%
               Apparel, Accessories & Luxury Goods - 1.5%
    317,370    Coach, Inc.*                                 $ 11,787,122
                                                            ------------
               Total Consumer Durables & Apparel            $ 11,787,122
                                                            ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                        Value
               Consumer Services - 1.5%
               Hotels, Resorts & Cruise Lines - 1.5%
    319,755    Marriott International, Inc.                 $ 11,990,813
                                                            ------------
               Total Consumer Services                      $ 11,990,813
                                                            ------------
               Media - 3.3%
               Broadcasting & Cable TV - 1.5%
    560,467    Comcast Corp.*                               $ 11,511,992
                                                            ------------
               Movies & Entertainment - 1.8%
    694,330    News Corp., Inc.                             $ 14,629,533
                                                            ------------
               Total Media                                  $ 26,141,525
                                                            ------------
               Retailing - 5.4%
               Computer & Electronics Retail - 1.6%
    260,025    Best Buy Co., Inc.                           $ 13,274,276
                                                            ------------
               General Merchandise Stores - 1.9%
    249,810    Target Corp.                                 $ 15,003,589
                                                            ------------
               Specialty Stores - 1.9%
    628,162    Staples, Inc.                                $ 14,887,439
                                                            ------------
               Total Retailing                              $ 43,165,304
                                                            ------------
               Food, Beverage & Tobacco - 2.4%
               Soft Drinks - 2.4%
    247,003    PepsiCo, Inc.                                $ 19,063,692
                                                            ------------
               Total Food, Beverage & Tobacco               $ 19,063,692
                                                            ------------
               Household & Personal Products - 2.7%
               Household Products - 2.7%
    294,123    Procter & Gamble Co.*                        $ 21,765,102
                                                            ------------
               Total Household & Personal Products          $ 21,765,102
                                                            ------------
               Health Care Equipment & Services - 3.5%
               Health Care Equipment - 1.5%
    182,500    Zimmer Holdings, Inc.*                       $ 11,813,225
                                                            ------------
               Managed Health Care - 2.0%
    193,535    Wellpoint, Inc.*                             $ 16,297,582
                                                            ------------
               Total Health Care Equipment & Services       $ 28,110,807
                                                            ------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                           Value
               Pharmaceuticals & Biotechnology - 11.0%
               Biotechnology - 3.1%
    203,175    Celgene Corp.*(b)                               $ 12,505,421
    161,985    Genentech, Inc.*                                  12,351,356
                                                               ------------
                                                               $ 24,856,777
                                                               ------------
               Life Sciences Tools & Services - 2.2%
    293,175    Thermo Fisher Scientific, Inc.*                 $ 16,898,607
                                                               ------------
               Pharmaceuticals - 5.7%
    293,610    Abbott Laboratories                             $ 16,885,511
    215,210    Allergan, Inc.                                    14,427,678
    251,190    Novartis AG (A.D.R.)                              14,197,259
                                                               ------------
                                                               $ 45,510,448
                                                               ------------
               Total Pharmaceuticals & Biotechnology           $ 87,265,832
                                                               ------------
               Diversified Financials - 7.7%
               Investment Banking & Brokerage - 4.5%
    818,475    Charles Schwab Corp.                            $ 19,897,127
    594,695    Invesco Plc (b)                                   15,610,744
                                                               ------------
                                                               $ 35,507,871
                                                               ------------
               Specialized Finance - 3.2%
     14,535    CME Group, Inc.                                 $  9,572,751
     95,600    IntercontinentalExchange, Inc.*(b)                15,961,376
                                                               ------------
                                                               $ 25,534,127
                                                               ------------
               Total Diversified Financials                    $ 61,041,998
                                                               ------------
               Insurance - 2.4%
               Life & Health Insurance - 2.4%
    310,240    Aflac, Inc.                                     $ 19,433,434
                                                               ------------
               Total Insurance                                 $ 19,433,434
                                                               ------------
               Software & Services - 13.0%
               Application Software - 1.9%
    358,215    Adobe Systems, Inc.*                            $ 15,095,180
                                                               ------------
               Data Processing & Outsourced Services - 3.1%
    268,792    Iron Mountain, Inc.*                            $  9,805,532
    377,140    Paychex, Inc.                                     14,708,460
                                                               ------------
                                                               $ 24,513,992
                                                               ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Home Entertainment Software - 2.0%
    281,110    Electronic Arts, Inc.*(b)                    $ 15,795,571
                                                            ------------
               Internet Software & Services - 3.7%
     42,790    Google, Inc.*                                $ 29,653,470
                                                            ------------
               Systems Software - 2.3%
    543,395    Microsoft Corp.                              $ 18,258,072
                                                            ------------
               Total Software & Services                    $103,316,285
                                                            ------------
               Technology Hardware & Equipment - 13.2%
               Communications Equipment - 7.2%
    856,670    Cisco Systems, Inc.*                         $ 24,003,893
    530,485    Corning, Inc.                                  12,885,481
    492,135    Qualcomm, Inc.                                 20,069,265
                                                            ------------
                                                            $ 56,958,639
                                                            ------------
               Computer Hardware - 6.0%
    175,070    Apple, Inc.*                                 $ 31,901,255
    318,000    Hewlett-Packard Co.                            16,268,881
                                                            ------------
                                                            $ 48,170,136
                                                            ------------
               Total Technology Hardware & Equipment        $105,128,775
                                                            ------------
               Semiconductors - 2.9%
               Semiconductors - 2.9%
    304,000    Intel Corp.                                  $  7,928,320
    485,025    Texas Instruments, Inc.                        15,312,239
                                                            ------------
                                                            $ 23,240,559
                                                            ------------
               Total Semiconductors                         $ 23,240,559
                                                            ------------
               Telecommunication Services - 0.9%
               Wireless Telecommunication Services - 0.9%
    439,771    Metro PCS Communications, Inc.*(b)           $  7,520,084
                                                            ------------
               Total Telecommunication Services             $  7,520,084
                                                            ------------
               TOTAL COMMON STOCKS
               (Cost $605,550,702)                          $744,787,149
                                                            ------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                             Value
               TEMPORARY CASH INVESTMENTS - 13.1%
               Repurchase Agreement - 5.9%
$46,600,000    UBS Warburg, Inc., 3.10%, dated 11/30/07,
               repurchase price of $46,600,000 plus accrued
               interest on 12/3/07 collateralized by
               $45,650,000 U.S. Treasury Bill, 4.5%, 11/30/11    $ 46,600,000
                                                                 ------------
    Shares
               Security Lending Collateral - 7.2%
 57,525,485    Securities Lending Investment Fund, 4.94%         $ 57,525,485
                                                                 ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $104,125,485)                               $104,125,485
                                                                 ------------
               TOTAL INVESTMENT IN SECURITIES - 106.5%
               (Cost $709,676,187)(a)                            $848,912,634
                                                                 ------------
               OTHER ASSETS AND LIABILITIES - (6.5)%             $(51,994,839)
                                                                 ------------
               TOTAL NET ASSETS - 100.0%                         $796,917,795
                                                                 ============

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At November 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $712,855,550 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                         $151,623,672
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                          (15,566,588)
                                                                                  ------------
         Net unrealized gain                                                      $136,057,084
                                                                                  ============

(b)      At November 30, 2007, the following securities were out on loan:

          Shares    Description                              Value
         201,059    Celgene Corp.*                     $12,375,181
         273,744    Electronic Arts, Inc.*              15,381,675
          93,970    IntercontinentalExchange, Inc.*     15,689,231
         319,500    Invesco Plc                          8,386,875
         226,900    Metro PCS Communications, Inc.*      3,879,990
                                                       -----------
                    Total                              $55,712,952
                                                       ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2007 aggregated $384,761,097 and $650,064,180, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $55,712,952) (cost $709,676,187)                $848,912,634
  Receivables -
    Investment securities sold                                  14,238,309
    Fund shares sold                                             1,389,243
    Dividends and interest                                         321,232
    Due from Pioneer Investment Management, Inc.                    34,984
  Other                                                             35,157
                                                              ------------
     Total assets                                             $864,931,559
                                                              ------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $  7,990,640
    Fund shares repurchased                                      2,126,553
    Upon return of securities loaned                            57,525,485
  Due to bank                                                       85,059
  Due to affiliates                                                195,513
  Accrued expenses                                                  90,514
                                                              ------------
     Total liabilities                                        $ 68,013,764
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $693,357,816
  Undistributed net investment income                            1,477,348
  Accumulated net realized loss on investments                 (37,153,816)
  Net unrealized gain on investments                           139,236,447
                                                              ------------
     Total net assets                                         $796,917,795
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $240,676,090/17,445,810 shares)           $      13.80
                                                              ============
  Class B (based on $28,799,246/2,163,407 shares)             $      13.31
                                                              ============
  Class C (based on $71,087,269/5,312,025 shares)             $      13.38
                                                              ============
  Class R (based on $2,270,049/168,694 shares)                $      13.46
                                                              ============
  Class Y (based on $454,085,141/32,534,799 shares)           $      13.96
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($13.80 [divided by] 94.25%)                        $      14.64
                                                              ============

22 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended 11/30/07


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $53,947)     $9,553,215
  Interest                                                  2,093,721
  Income from securities loaned, net                          103,072
  Miscellaneous income                                         58,823
                                                           ----------
     Total investment income                                                $11,808,831
                                                                            -----------
EXPENSES:
  Management fees                                          $7,058,433
  Transfer agent fees and expenses
    Class A                                                   561,824
    Class B                                                   138,516
    Class C                                                   135,056
    Class R                                                     5,229
    Class Y                                                   237,036
  Distribution fees
    Class A                                                   627,936
    Class B                                                   310,974
    Class C                                                   743,309
    Class R                                                    10,703
  Administrative fees                                         211,753
  Custodian fees                                               43,047
  Registration fees                                           159,335
  Professional fees                                            71,136
  Printing expense                                             48,922
  Interest expense                                             35,757
  Fees and expenses of nonaffiliated trustees                  20,325
  Miscellaneous                                                35,008
                                                           ----------
     Total expenses                                                         $10,454,299
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                       (228,497)
     Less fees paid indirectly                                                  (34,137)
                                                                            -----------
     Net expenses                                                           $10,191,665
                                                                            -----------
       Net investment income                                                $ 1,617,166
                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $65,388,310
                                                                            -----------
  Change in net unrealized gain on investments                              $11,580,052
                                                                            -----------
    Net gain on investments                                                 $76,968,362
                                                                            -----------
    Net increase in net assets resulting from operations                    $78,585,528
                                                                            ===========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Years Ended 11/30/07 and 11/30/06, respectively

                                                              Year Ended       Year Ended
                                                               11/30/07         11/30/06
FROM OPERATIONS:
Net investment income                                        $   1,617,166    $     912,723
Net realized gain on investments                                65,388,310       22,432,424
Change in net unrealized gain on investments                    11,580,052        2,184,989
                                                             -------------    -------------
    Net increase in net assets resulting from operations     $  78,585,528    $  25,530,136
                                                             -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class Y ($0.02 and $0.00 per share, respectively)        $  (1,052,541)   $           -
Net realized gain:
    Class A ($1.00 and $0.07 per share, respectively)          (16,689,914)      (1,284,360)
    Class B ($1.00 and $0.07 per share, respectively)           (2,031,663)        (173,038)
    Class C ($1.00 and $0.07 per share, respectively)           (5,029,712)        (386,003)
    Class R ($1.00 and $0.07 per share, respectively)             (157,130)          (9,592)
    Class Y ($1.00 and $0.07 per share, respectively)          (31,063,880)      (2,887,562)
                                                             -------------    -------------
     Total distributions to shareowners                      $ (56,024,840)   $  (4,740,555)
                                                             -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $ 274,300,096    $ 355,682,888
Reinvestment of distributions                                   41,127,962        3,595,890
Cost of shares repurchased                                    (510,299,865)    (303,607,527)
                                                             -------------    -------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                            $(194,871,807)   $  55,671,251
                                                             -------------    -------------
    Net increase (decrease) in net assets                    $(172,311,119)   $  76,460,832
NET ASSETS:
Beginning of year                                              969,228,914      892,768,082
                                                             -------------    -------------
End of year                                                  $ 796,917,795    $ 969,228,914
                                                             =============    =============
Undistributed net investment income                          $   1,477,348    $     912,723
                                                             =============    =============

24 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares     '07 Amount      '06 Shares      '06 Amount
CLASS A
Shares sold                         6,444,565    $  90,855,686      8,191,151    $ 109,751,665
Reinvestment of distributions         922,807       12,376,526         85,347        1,162,188
Less shares repurchased            (9,060,601)    (130,535,061)    (8,751,071)    (116,279,346)
                                   ----------    -------------    -----------    -------------
    Net decrease                   (1,693,229)   $ (27,302,849)      (474,573)   $  (5,365,493)
                                   ==========    =============    ===========    =============
CLASS B
Shares sold                           314,376    $   4,391,834        614,098    $   8,113,890
Reinvestment of distributions         133,002        1,721,398         10,806          144,611
Less shares repurchased              (852,968)     (11,846,873)    (1,208,919)     (15,765,073)
                                   ----------    -------------    -----------    -------------
    Net decrease                     (405,590)   $  (5,733,641)      (584,015)   $  (7,506,572)
                                   ==========    =============    ===========    =============
CLASS C
Shares sold                         1,328,636    $  18,333,599      2,327,882    $  30,735,934
Reinvestment of distributions         257,037        3,344,555         18,024          240,275
Less shares repurchased            (2,028,118)     (28,404,164)    (1,882,231)     (24,327,004)
                                   ----------    -------------    -----------    -------------
    Net increase (decrease)          (442,445)   $  (6,726,010)       463,675    $   6,649,205
                                   ==========    =============    ===========    =============
CLASS R
Shares sold                            24,148    $     337,558         82,991    $   1,094,438
Reinvestment of distributions          11,079          144,932            661            8,800
Less shares repurchased                (9,658)        (135,505)       (12,718)        (166,725)
                                   ----------    -------------    -----------    -------------
    Net increase                       25,569    $     346,985         70,934    $     936,513
                                   ==========    =============    ===========    =============
CLASS Y
Shares sold                        11,092,010    $ 160,381,419     15,462,003    $ 205,986,961
Reinvestment of distributions       1,733,696       23,540,551        148,690        2,040,016
Less shares repurchased           (23,255,190)    (339,378,262)   (10,987,807)    (147,069,379)
                                   ----------    -------------    -----------    -------------
    Net increase (decrease)       (10,429,484)   $(155,456,292)     4,622,886    $  60,957,598
                                   ==========    =============    ===========    =============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended  Year Ended    Year Ended   Year Ended     Year Ended
                                                                    11/30/07    11/30/06      11/30/05    11/30/04 (a)    11/30/03
CLASS A
Net asset value, beginning of period                                $  13.69    $  13.42      $  12.51    $  11.18       $ 10.74
                                                                    --------    --------      --------    -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $   0.01    $  (0.01)     $  (0.01)   $ (0.01)       $ (0.11)
 Net realized and unrealized gain on investments                        1.10        0.35          1.32       1.34           1.17
                                                                    --------    --------      --------    -------        -------
  Net increase from investment operations                           $   1.11    $   0.34      $   1.31    $  1.33        $  1.06
Distributions to shareowners:
 Net investment income                                                     -           -         (0.01)         -              -
 Net realized gain                                                     (1.00)      (0.07)        (0.39)         -          (0.62)
                                                                    --------    --------      --------    -------        -------
Net increase in net asset value                                     $   0.11    $   0.27      $   0.91    $  1.33        $  0.44
                                                                    --------    --------      --------    -------        -------
Net asset value, end of period                                      $  13.80    $  13.69      $  13.42    $ 12.51        $ 11.18
                                                                    ========    ========      ========    =======        =======
Total return*                                                           8.35%       2.52%        10.51%     11.90%         10.63%
Ratio of net expenses to average net assets+                            1.22%       1.20%         1.30%      1.57%          2.00%
Ratio of net investment income (loss) to average net assets+            0.02%      (0.04)%       (0.28)%    (0.11)%        (1.06)%
Portfolio turnover rate                                                   43%         41%          140%        29%            53%
Net assets, end of period (in thousands)                            $240,676    $262,081      $263,117    $37,193        $ 8,640
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.29%       1.27%         1.30%      2.42%          2.77%
 Net investment loss                                                   (0.05)%     (0.11)%       (0.28)%    (0.97)%        (1.83)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.20%       1.20%         1.30%      1.57%          2.00%
 Net investment income (loss)                                           0.04%      (0.04)%       (0.28)%    (0.11)%        (1.06)%


(a) Effective February 13, 2004, PIM became the advisor of the Fund and simultaneously Oak Ridge LLC became the sub-advisor.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

26 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                     2/17/04 (a)
                                                                             Year Ended   Year Ended   Year Ended       to
                                                                              11/30/07     11/30/06     11/30/05     11/30/04
CLASS B
Net asset value, beginning of period                                          $ 13.37      $ 13.22      $ 12.44      $ 11.86
                                                                              -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                                          $ (0.12)     $ (0.14)     $ (0.06)     $ (0.02)
 Net realized and unrealized gain on investments                                 1.06         0.36         1.23         0.60
                                                                              -------      -------      -------      -------
  Net increase from investment operations                                     $  0.94      $  0.22      $  1.17      $  0.58
Distributions to shareowners:
 Net realized gain                                                              (1.00)       (0.07)       (0.39)           -
                                                                              -------      -------      -------      -------
Net increase (decrease) in net asset value                                    $ (0.06)     $  0.15      $  0.78      $  0.58
                                                                              -------      -------      -------      -------
Net asset value, end of period                                                $ 13.31      $ 13.37      $ 13.22      $ 12.44
                                                                              =======      =======      =======      =======
Total return*                                                                    7.27%        1.65%        9.41%        4.89%***
Ratio of net expenses to average net assets+                                     2.13%        2.11%        2.15%        2.53%**
Ratio of net investment loss to average net assets+                             (0.88)%      (0.95)%      (1.13)%      (0.72)%**
Portfolio turnover rate                                                            43%          41%         140%          29%***
Net assets, end of period (in thousands)                                      $28,799      $34,354      $41,685      $ 4,161
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                    2.26%        2.28%        2.26%        2.94%**
 Net investment loss                                                            (1.01)%      (1.12)%      (1.24)%      (1.13)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                    2.10%        2.10%        2.14%        2.52%**
 Net investment loss                                                            (0.85)%      (0.94)%      (1.12)%      (0.72)%**

(a)  Class B shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 27

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                       2/17/04 (a)
                                                                               Year Ended   Year Ended   Year Ended      to
                                                                                11/30/07     11/30/06     11/30/05     11/30/04
CLASS C
Net asset value, beginning of period                                            $ 13.42      $ 13.25      $ 12.45      $ 11.86
                                                                                -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.10)     $ (0.11)     $ (0.09)     $ (0.01)
 Net realized and unrealized gain on investments                                   1.06         0.35         1.28         0.60
                                                                                -------      -------      -------      -------
  Net increase from investment operations                                       $  0.96      $  0.24      $  1.19      $  0.59
Distributions to shareowners:
 Net realized gain                                                                (1.00)       (0.07)       (0.39)           -
                                                                                -------      -------      -------      -------
Net increase (decrease) in net asset value                                      $ (0.04)     $  0.17      $  0.80      $  0.59
                                                                                -------      -------      -------      -------
Net asset value, end of period                                                  $ 13.38      $ 13.42      $ 13.25      $ 12.45
                                                                                =======      =======      =======      =======
Total return*                                                                      7.39%        1.80%        9.57%        4.97%***
Ratio of net expenses to average net assets+                                       2.00%        2.00%        2.09%        2.39%**
Ratio of net investment loss to average net assets+                               (0.75)%      (0.83)%      (1.08)%      (0.40)%**
Portfolio turnover rate                                                              43%          41%         140%          29%***
Net assets, end of period (in thousands)                                        $71,087      $77,206      $70,096      $14,601
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      2.00%        2.00%        2.09%        2.71%**
 Net investment loss                                                              (0.75)%      (0.83)%      (1.08)%      (0.72)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      1.99%        2.00%        2.09%        2.38%**
 Net investment loss                                                              (0.74)%      (0.83)%      (1.08)%      (0.40)%**

(a)  Class C shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized.
+    Ratios with no reduction for fees paid indirectly.

28 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      2/17/04 (a)
                                                                              Year Ended   Year Ended   Year Ended       to
                                                                               11/30/07     11/30/06     11/30/05     11/30/04
CLASS R
Net asset value, beginning of period                                           $ 13.41      $ 13.17      $ 12.32      $   11.86
                                                                               -------      -------      -------      ---------
Increase (decrease) from investment operations:
 Net investment loss                                                           $ (0.03)     $ (0.03)     $ (0.04)     $   (0.01)
 Net realized and unrealized gain on investments                                  1.08         0.34         1.28           0.47
                                                                               -------      -------      -------      ---------
  Net increase from investment operations                                      $  1.05      $  0.31      $  1.24      $    0.46
Distributions to shareowners:
 Net realized gain                                                               (1.00)       (0.07)       (0.39)             -
                                                                               -------      -------      -------      ---------
Net increase in net asset value                                                $  0.05      $  0.24      $  0.85      $    0.46
                                                                               -------      -------      -------      ---------
Net asset value, end of period                                                 $ 13.46      $ 13.41      $ 13.17      $   12.32
                                                                               =======      =======      =======      =========
Total return*                                                                     8.07%        2.34%       10.08%          3.88%***
Ratio of net expenses to average net assets+                                      1.46%        1.45%        1.55%          1.78%**
Ratio of net investment loss to average net assets+                              (0.21)%      (0.27)%      (0.51)%        (0.15)%**
Portfolio turnover rate                                                             43%          41%         140%            29%***
Net assets, end of period (in thousands)                                       $ 2,270      $ 1,920      $   951      $     153
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                     1.56%        1.61%        1.66%          2.06%**
 Net investment loss                                                             (0.31)%      (0.43)%      (0.62)%        (0.43)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                     1.45%        1.45%        1.55%          1.78%**
 Net investment loss                                                             (0.20)%      (0.27)%      (0.51)%        (0.15)%**

(a)  Class R shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 29

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      8/11/04 (a)
                                                                              Year Ended   Year Ended   Year Ended       to
                                                                               11/30/07     11/30/06     11/30/05     11/30/04
CLASS Y
Net asset value, beginning of period                                           $  13.82     $  13.48     $  12.53     $ 11.33
                                                                               --------     --------     --------     -------
Increase from investment operations:
 Net investment income                                                         $   0.07     $   0.05     $   0.00(b)  $  0.03
 Net realized and unrealized gain on investments                                   1.09         0.36         1.34        1.17
                                                                               --------     --------     --------     -------
  Net increase from investment operations                                      $   1.16     $   0.41     $   1.34     $  1.20
Distributions to shareowners:
 Net investment income                                                            (0.02)           -            -           -
 Net realized gain                                                                (1.00)       (0.07)       (0.39)          -
                                                                               --------     --------     --------     -------
Net increase in net asset value                                                $   0.14     $   0.34     $   0.95     $  1.20
                                                                               --------     --------     --------     -------
Net asset value, end of period                                                 $  13.96     $  13.82     $  13.48     $ 12.53
                                                                               ========     ========     ========     =======
Total return*                                                                      8.67%        3.03%       10.71%      10.59%***
Ratio of net expenses to average net assets+                                       0.86%        0.80%        0.89%       1.09%**
Ratio of net investment income to average net assets+                              0.40%        0.36%        0.14%       2.97%**
Portfolio turnover rate                                                              43%          41%         140%         29%***
Net assets, end of period (in thousands)                                       $454,085     $593,667     $516,919     $31,385
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      0.86%        0.80%        0.89%       1.19%**
 Net investment income                                                             0.40%        0.36%        0.14%       2.87%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                      0.86%        0.80%        0.89%       1.09%**
 Net investment income                                                             0.40%        0.36%        0.14%       2.97%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not Annualized.
+    Ratios with no reduction for fees paid indirectly.

30 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Large Cap Equity Fund. Oak Ridge Large Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization") that was approved by the shareholders of Oak Ridge Large Cap Equity Fund on February 10, 2004. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class B, Class C and Class R were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fee rates and have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2007, the Fund had a net capital loss carryforward of $35,015,875, which will expire in 2010 if not utilized. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

     The tax character of distributions paid during the years ended November 30, 2007 and November 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                                         2007            2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                       $ 1,052,541     $        -
Long-term capital gain                                 54,972,299      4,740,555
                                                      -----------     ----------
  Total                                               $56,024,840     $4,740,555
                                                      ===========     ==========
--------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2007:

--------------------------------------------------------------------------------
                                                                        2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                      $  1,477,348
Undistributed long-term gain                                          1,041,422
Capital loss carryforward                                           (35,015,875)
Unrealized appreciation                                             136,057,084
                                                                   ------------
  Total                                                            $103,559,979
                                                                   ============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $24,159 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2007.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion. For the year ended November 30, 2007, the net management fee was equivalent to 0.75% of the Fund's average daily net assets.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Large Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.60% of its average daily net assets.

On January 7, 2005, Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and
(ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2009 for Class A shares and April 1, 2008 for Class B, Class C shares and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $16,883 in management fees, administrative costs and certain others services payable to PIM at November 30, 2007.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $174,201 in transfer agent fees payable to PIMSS at November 30, 2007.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,429 in distribution fees payable to PFD at November 30, 2007.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Class R shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2007, CDSCs in the amount of $132,508 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2007, the Fund's expenses were reduced by $34,137 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits.

For the year ended November 30, 2007, the average daily amount of borrowing outstanding for the five days the Fund utilized the line of credit was $45,040,000. The related weighted average annualized interest rate for the period was 5.80%, and the total interest expense on such borrowings was $35,757. As of November 30, 2007, there were no borrowings outstanding.

7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's (series', trust's) tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

expense in the year in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended November 30, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100%.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust I and
Shareowners of Pioneer Oak Ridge Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Oak Ridge Large Cap Growth Fund, one of the series comprising the Pioneer Series Trust I (the "Trust"), including the schedule of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Large Cap Growth Fund of Pioneer Series Trust I at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
January 16, 2008

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Oak Ridge Investments, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-advisor's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2007 and in the fourth quintile of its Morningstar category for the three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purposes using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser, and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the benefits to the sub-adviser and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Investment Sub-Adviser
Oak Ridge Investments, LLC

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 75 of the 76 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held       Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2003.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
---------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                     Positions Held   Length of Service
Name and Age         With the Fund    and Term of Office
David R. Bock (63)   Trustee          Trustee since 2005.
                                      Serves until a succes-
                                      sor trustee is elected
                                      or earlier retirement
                                      or removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)    Trustee          Trustee since 2003.
                                      Serves until a succes-
                                      sor trustee is elected
                                      or earlier retirement
                                      or removal.
--------------------------------------------------------------------------------

                                                                                   Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                   by this Trustee
David R. Bock (63)   Executive Vice President and Chief Financial Officer,         Director of The Enterprise
                     I-trax, Inc. (publicly traded health care services company)   Social Investment
                     (2004 - present); Partner, Federal City Capital Advisors      Company (privately-held
                     (boutique merchant bank) (1997 to 2004); and Executive        affordable housing
                     Vice President and Chief Financial Officer, Pedestal Inc.     finance company); and
                     (internet-based mortgage trading company) (2000 - 2002)       Director of New York
                                                                                   Mortgage Trust (publicly
                                                                                   traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)    President, Bush International, LLC (international financial   Director of Brady Corpora-
                     advisory firm)                                                tion (industrial identifica-
                                                                                   tion and specialty coated
                                                                                   material products
                                                                                   manufacturer); Director of
                                                                                   Briggs & Stratton Co.
                                                                                   (engine manufacturer);
                                                                                   Director of UAL Corpora-
                                                                                   tion (airline holding
                                                                                   company) Director of
                                                                                   Mantech International
                                                                                   Corporation (national
                                                                                   security, defense, and
                                                                                   intelligence technology
                                                                                   firm): and Member, Board
                                                                                   of Governors, Investment
                                                                                   Company Institute
-------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held  Length of Service
Name and Age                With the Fund   and Term of Office
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)    Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 2003.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement
                                            or removal.
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                   by this Trustee
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,    None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
----------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                            Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                            ties services) (1986 - 2004)                                  for securities lending
                                                                                          industry)
----------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)    President and Chief Executive Officer, Newbury, Piret &       Director of New America
                            Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                          (closed-end investment
                                                                                          company)
----------------------------------------------------------------------------------------------------------------------
John Winthrop (71)          President, John Winthrop & Co., Inc. (private                 None
                            investment firm)
----------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)     Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Daniel K. Kingsbury (49)     Director, CEO and President of Pioneer Investment            None
                             Management USA Inc.; Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
-------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Vice President and Senior Counsel of Pioneer since July      None
                             2002 and Assistant Secretary of all of the Pioneer Funds
                             since September 2003; Vice President and Senior Counsel
                             of BISYS Fund Services, Inc. (April 2001 to June 2002);
                             Senior Vice President and Deputy General Counsel of
                             Funds Distributor, Inc. (July 2000 to April 2001)
-------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                                                                                                                  Other
                                                                                                                  Directorships
                             Position Held        Length of Service      Principal Occupation                     Held by
Name and Age                 With the Fund        and Term of Office     During Past Five Years                   this Officer
Luis I. Presutti (42)        Assistant Treasurer  Since 2003. Serves
                                                  at the discretion of   Assistant Vice President - Fund          None
                                                  the Board              Accounting, Administration and
                                                                         Controllership Services of Pioneer; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer funds
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer  Since 2003. Serves     Fund Accounting Manager - Fund           None
                                                  at the discretion of   Accounting, Administration and
                                                  the Board              Controllership Services of Pioneer; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33)  Assistant Treasurer  Since 2003. Serves     Fund Administration Manager - Fund       None
                                                  at the discretion of   Accounting, Administration and
                                                  the Board              Controllership Services since June 2003
                                                                         and Assistant Treasurer of all of the
                                                                         Pioneer Funds since September 2003;
                                                                         Assistant Vice President - Mutual Fund
                                                                         Operations of State Street Corporation
                                                                         from June 2002 to June 2003 (formerly
                                                                         Deutsche Bank Asset Management)
-----------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)       Chief Compliance     Since January 2007.    Chief Compliance Officer of Pioneer      None
                             Officer              Serves at the discre-  since December 2006 and of all the
                                                  tion of the Board      Pioneer Funds since January 2007; Vice
                                                                         President and Compliance Officer, MFS
                                                                         Investment Management (August 2005 to
                                                                         December 2006); Consultant, Fidelity
                                                                         Investments (February 2005 to July
                                                                         2005); Independent Consultant (July 1997
                                                                         to February 2005)
-----------------------------------------------------------------------------------------------------------------------------------

*Mr. Cogan is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    OAK RIDGE
                                    SMALL CAP
                                     GROWTH
                                      FUND

                                      ORIGX
                                  Ticker Symbol


                                     Annual
                                     Report

                                    11/30/07

                                [LOGO]PIONEER
                                      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             13
Schedule of Investments                                     15
Financial Statements                                        21
Notes to Financial Statements                               28
Report of Independent Registered Public Accounting Firm     36
Approval of Investment Advisory Agreement                   37
Trustees, Officers and Service Providers                    41

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in recent months, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year 2007, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

U.S. economic growth had slowed over the past two years, but this has been due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth, and we have seen two cuts in short-term interest rates from the Federal Reserve despite strong economic growth in the second and third quarters of 2007. A weaker U.S. dollar has put upward pressure on some prices, but it has also significantly benefited exporters and companies competing in the global marketplace, stimulating U.S. economic growth.

Economic growth in the rest of the world remains relatively positive. In Europe, solid GDP growth has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world, led by China, which continues its rise as a world economic power.

Looking forward, we believe the economic outlook continues to appear generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a liquidity/credit crunch represent growing sources of risk. Central banks have responded to the stresses in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in the case of the Federal Reserve, by cutting rates.

The U.S. Federal Reserve and the world's other central banks are still pursuing policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." We view the Fed's recent rate cuts as temporarily

Letter

"buying insurance" against a credit crunch, which would threaten economic growth, rather than as an abandonment of its commitment to keeping inflation low.

Even against this wall-of-worry backdrop, and factoring in recent market weakness, the long-term performance of major asset classes has remained positive. Equity investors were generally rewarded as, despite several interim corrections and poor performance in November 2007, the Standard & Poor's 500 Index returned 8%, the Dow Jones Industrial Average returned 12%, and the NASDAQ Composite Index returned 9% in the 12 months ending November 30, 2007. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 18% and the MSCI Emerging Markets Index returning 46% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 6% during the period. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned -3% for the same period, however, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/07
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Small Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced the Fund's performance during the 12 months ended November 30, 2007.

Q:   How did the market and the Fund perform during the annual reporting period?

A: The U.S. equity market produced a positive return during the past year, but all of its gain came in the first half of the period. During that time, stock prices were boosted by an environment of steady economic expansion, double-digit corporate earnings growth, and robust merger and acquisition activity. The positive backdrop remained in place until mid-summer, when declining housing prices and rising defaults in the subprime mortgage segment led to an evaporation in the availability of credit, raised questions about the strength of banks' balance sheets and sparked concerns about the possibility of a recession. The resulting erosion in investors' risk appetites triggered a negative return for the major U.S. indices during the second half of the reporting period. Still, that was not enough to offset the gains generated from December 2006 to May 2007. In terms of market segments, large-cap stocks outperformed small-cap stocks for the full year, while the growth style outpaced value.

     Against that backdrop, the Fund's Class A shares delivered a return of 7.57% at net asset value. The Fund outperformed the 6.12% return of its benchmark - the Russell 2000 Growth Index - during the same period, but came in below the 8.58% average return of the 580 funds in its Lipper peer group, Small Cap Growth Funds. We believe the Fund's solid performance is a validation of our investment process, which uses fundamental research to identify high-quality companies with fast-growing earnings and reasonable valuations.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What elements of the Fund's positioning helped performance during the annual period?

A: A large portion of the Fund's outperformance of its benchmark was a result of our stock selection in the technology sector. The leading individual contributor was a stock we discussed in the May semiannual shareholder report, Aquantive. The company received a takeover bid from Microsoft at a substantial premium on May 18, 2007, causing its shares to rise from $35.87 to $63.79 in a single day. Also performing well for the Fund was Ansys. As a maker of design and engineering software, the company has been insulated from the concerns about reduced technology expenditures by banks and other firms beset by the troubles in the housing market. Hittite Microwave, whose focus on chips used in the fast-growing cellular telephony area enabled it to outperform the broader semiconductor sector, was an additional winner in technology.

     Health care, while home to a handful of poor-performing holdings, was a net positive for the Fund over the past year. We benefited from two holdings being taken over at premiums: Kyphon, a maker of devices used in back surgery, was purchased by Medtronic; and Digene, a maker of DNA and RNA tests, was acquired by Netherlands-based Qiagen. We also added value through positions in two animal health companies: Idexx Labs and MWI Veterinary. We believe both companies stand to benefit from advances in animal medicine and increased spending on pets by the aging U.S. population.

     The energy sector continued to be a source of strength for the Fund. Both stocks we cited as outperformers in the May semiannual report - Southwestern Energy and Petrohawk Energy - held on to their gains from the first half of the year, which enabled them to outperform the energy sector as a whole for the full reporting period. We continue to own both stocks, believing they will be able to maintain their above-average growth rates even in a more normalized environment for energy prices.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/07                           (continued)
--------------------------------------------------------------------------------

     Rounding out the list of top-contributing sectors was industrials, where the Fund's top-performing holding was Middleby, which sells commercial and industrial food service equipment to a worldwide customer base. Stronger-than-expected sales propelled the company's shares nearly 50% higher during the past year. Bucyrus International, a maker of mining equipment, also surged during the period, as rising commodities prices led to increased capital investment by mining companies.

Q:   Where was your stock selection less effective?

A: In an otherwise favorable period for the Fund, our stock selection in the financial sector detracted from returns. Although we effectively positioned the portfolio for the challenging environment by holding an underweight in the group, our holdings underperformed the financial stocks in the benchmark. Leading the way on the downside was Security Capital, a well-managed bond insurer that was swept up in the downturn that hit all such companies during the summer correction. In an effort to reduce exposure to the broader concerns affecting the markets, we elected to sell the Fund's position in Security Capital. Another financial stock that weighed on our return was Privatebancorp, which we believed would be able to withstand the problems in the financial sector due to the nature of its business mix. The view proved incorrect, and we eliminated the stock from the portfolio.

     Health care, while an overall positive sector for the Fund, was also home to a notable detractor, Palomar Medical Technologies. We believed the laser hair-removal company would be well-supported by its partnerships with industry giants Johnson & Johnson and Procter & Gamble, but unexpected weakness in its core businesses has weighed heavily on its stock price.

Q:   What is your outlook for growth stocks?

A: While we believe there will be plentiful opportunities to invest in high-quality growth stocks in the year ahead, we also expect that 2008 will prove to be a challenging period for the overall U.S. stock market. Corporate earnings are likely to be pressured by a litany of factors, most prominent among them being the weakness in the housing market, the continued fallout from the subprime crisis, slower consumer spending, and rising raw materials costs. The result, in our view, likely will be a slowdown in corporate

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     earnings growth to the mid-single digits, a significant decline from the double-digit rate of the past three to five years. While we are therefore approaching the market with caution, we also believe one result of declining profit growth will be a gravitation toward stocks with consistent earnings, expanding profit margins, and healthy balance sheets - all of which are characteristics of the types of stocks we hold in the Fund. We believe the small-cap segment, in particular, remains home to a wealth of attractive individual companies that fit these investment criteria, and we remain confident in the outlook for the stocks we hold in the portfolio. For those reasons, we believe that the Fund can continue to outperform its benchmark in the year ahead, even if the broader investment environment does indeed become more challenging.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[DATA REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                             77.6%
Temporary Cash Investments                     19.6%
Depositary Receipts for International Stocks    2.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[DATA REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                         23.9%
Industrials                                    22.0%
Health Care                                    20.2%
Consumer Discretionary                         11.9%
Energy                                          9.2%
Financials                                      6.8%
Consumer Staples                                3.8%
Materials                                       2.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1. Ansys, Inc.                                3.39%
 2. Petrohawk Energy Corp.                     3.15
 3. Southwestern Energy Co.                    3.03
 4. LKQ Corp.                                  3.03
 5. Iconix Brand Group, Inc.                   2.79
 6. Micros Systems, Inc.                       2.67
 7. The Middleby Corp.                         2.61
 8. Wright Express Corp.                       2.59
 9. Wolverine World Wide, Inc.                 2.52
10. Haemonetics Corp.                          2.44

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   11/30/07   11/30/06
------- ---------- ---------
   A      $25.82     $26.15
   B      $24.90     $25.52
   C      $23.30     $23.99

Distributions Per Share
--------------------------------------------------------------------------------

                      12/1/06 - 11/30/07
                      ------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
 -----       ------       -------------   -------------
   A          $  -             $  -          $2.2598
   B          $  -             $  -          $2.2598
   C          $  -             $  -          $2.2598

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. The Russell 2000 Index measures U.S. small-cap stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Each index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index and Russell 2000
Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2007)

                                     Net Asset    Public Offering
Period                              Value (NAV)     Price (POP)
10 Years                               7.58%           6.95%
5 Years                               15.13           13.77
1 Year                                 7.57            1.37
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                       Gross            Net

                                       1.56%           1.40%
--------------------------------------------------------------------------------

[DATA REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Oak Ridge       Russell 2000
             Small Cap Growth Fund    Growth Index    Russell 2000 Index
11/97              $ 9,425               $10,000         $10,000
                   $ 8,497               $ 9,288         $ 9,338
11/99              $ 9,979               $12,322         $10,801
                   $11,074               $10,594         $10,738
11/01              $11,164               $ 9,607         $11,256
                   $ 9,678               $ 7,644         $10,063
11/03              $13,159               $10,525         $13,715
                   $15,332               $11,665         $16,082
11/05              $16,809               $12,605         $17,391
                   $18,195               $14,299         $20,423
11/07              $19,572               $15,175         $20,183

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and Russell 2000 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2007)

                                        If              If
Period                                 Held          Redeemed
10 Years                               6.74%           6.74%
5 Years                               14.17           14.17
1 Year                                 6.62            2.72
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                       Gross            Net

                                       2.38%           2.30%
--------------------------------------------------------------------------------

[DATA REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Oak Ridge       Russell 2000
             Small Cap Growth Fund    Growth Index    Russell 2000 Index
11/97              $10,000               $10,000         $10,000
                   $ 8,949               $ 9,288         $ 9,338
11/99              $10,432               $12,322         $10,801
                   $11,490               $10,594         $10,738
11/01              $11,497               $ 9,607         $11,256
                   $ 9,892               $ 7,644         $10,063
11/03              $13,351               $10,525         $13,715
                   $15,449               $11,665         $16,082
11/05              $16,788               $12,605         $17,391
                   $18,000               $14,299         $20,423
11/07              $19,192               $15,175         $20,183

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and Russell 2000 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2007)

                                        If              If
Period                                 Held          Redeemed
10 Years                               6.76%           6.76%
5 Years                               14.22           14.22
1 Year                                 6.75            6.75
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2007)
                                        Gross           Net

                                       2.20%           2.20%
--------------------------------------------------------------------------------

[DATA REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Oak Ridge       Russell 2000
             Small Cap Growth Fund    Growth Index    Russell 2000 Index
11/97              $10,000               $10,000         $10,000
                   $ 8,957               $ 9,288         $ 9,338
11/99              $10,445               $12,322         $10,801
                   $11,498               $10,594         $10,738
11/01              $11,511               $ 9,607         $11,256
                   $ 9,897               $ 7,644         $10,063
11/03              $13,355               $10,525         $13,715
                   $15,442               $11,665         $16,082
11/05              $16,792               $12,605         $17,391
                   $18,022               $14,299         $20,423
11/07              $19,239               $15,175         $20,183

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class C shares of the Fund from January 3, 1994, to February 13, 2004, is the performance of Oak Ridge Small Cap Equity Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges payable on Class C shares (but not other differences in expenses).

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on actual returns from June 1, 2007 through November 30, 2007.

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 6/1/07
Ending Account Value             $  979.78      $  975.57      $  975.96
On 11/30/07
Expenses Paid During Period*     $    6.95      $   11.39      $   10.85

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.19% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2007 through November 30, 2007.

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 6/1/07
Ending Account Value             $1,018.05      $1,013.54      $1,014.09
On 11/30/07
Expenses Paid During Period*     $    7.08      $   11.61      $   11.06

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.19% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07
--------------------------------------------------------------------------------

 Shares                                                         Value
            COMMON STOCKS - 93.1%
            Energy - 8.6%
            Oil & Gas Equipment & Services - 0.8%
114,243     Superior Well Services, Inc.*                $  2,215,172
                                                         ------------
            Oil & Gas Exploration & Production - 7.8%
125,000     Concho Resources, Inc.*                      $  2,357,500
485,525     Petrohawk Energy Corp.*                         7,914,058
305,100     Rex Energy Corp.*                               3,017,439
153,000     Southwestern Energy Co.*                        7,614,810
                                                         ------------
                                                         $ 20,903,807
                                                         ------------
            Total Energy                                 $ 23,118,979
                                                         ------------
            Materials - 2.1%
            Industrial Gases - 2.1%
112,100     Airgas, Inc.                                 $  5,546,708
                                                         ------------
            Total Materials                              $  5,546,708
                                                         ------------
            Capital Goods - 13.9%
            Aerospace & Defense - 6.0%
152,380     AAR Corp.*                                   $  5,031,588
122,100     Moog, Inc.*                                     5,504,268
235,000     Orbital Sciences Corp.*                         5,654,100
                                                         ------------
                                                         $ 16,189,956
                                                         ------------
            Construction & Engineering - 1.8%
183,650     Quanta Services, Inc.*(b)                    $  5,028,337
                                                         ------------
            Construction, Farm Machinery &
            Heavy Trucks - 1.5%
 46,935     Bucyrus International, Inc.                  $  4,116,669
                                                         ------------
            Industrial Machinery - 4.6%
 82,000     Altra Holdings, Inc.*                        $  1,314,460
124,802     Idex Corp.                                      4,455,431
 86,424     The Middleby Corp.*(b)                          6,558,717
                                                         ------------
                                                         $ 12,328,608
                                                         ------------
            Total Capital Goods                          $ 37,663,570
                                                         ------------
            Commercial Services & Supplies - 3.8%
            Diversified Commercial Services - 1.8%
 75,855     The Advisory Board Co.*                      $  4,931,334
                                                         ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

 Shares                                                          Value
            Environmental & Facilities Services - 2.0%
170,015     Waste Connections, Inc.*                      $  5,411,577
                                                          ------------
            Total Commercial Services & Supplies          $ 10,342,911
                                                          ------------
            Transportation - 2.6%
            Air Freight & Couriers - 1.3%
133,710     Hub Group, Inc.*                              $  3,487,157
                                                          ------------
            Trucking - 1.3%
240,695     Knight Transportation, Inc. (b)               $  3,658,564
                                                          ------------
            Total Transportation                          $  7,145,721
                                                          ------------
            Consumer Durables & Apparel - 7.0%
            Apparel, Accessories & Luxury Goods - 2.0%
 45,886     FGX International Holdings*                   $    695,173
274,600     True Religion Apparel, Inc.*(b)                  4,783,532
                                                          ------------
                                                          $  5,478,705
                                                          ------------
            Footwear - 5.0%
307,370     Iconix Brand Group, Inc.*                     $  7,004,962
255,525     Wolverine World Wide, Inc.                       6,329,354
                                                          ------------
                                                          $ 13,334,316
                                                          ------------
            Total Consumer Durables & Apparel             $ 18,813,021
                                                          ------------
            Consumer Services - 1.3%
            Restaurants - 1.3%
222,300     California Pizza Kitchen, Inc.*               $  3,536,793
                                                          ------------
            Total Consumer Services                       $  3,536,793
                                                          ------------
            Retailing - 2.8%
            Distributors - 2.8%
191,630     LKQ Corp.*                                    $  7,609,627
                                                          ------------
            Total Retailing                               $  7,609,627
                                                          ------------
            Food, Beverage & Tobacco - 2.1%
            Distillers & Vintners - 2.1%
112,400     Central Euro Distribution Corp.*              $  5,620,000
                                                          ------------
            Total Food, Beverage & Tobacco                $  5,620,000
                                                          ------------

16     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                         Value
             Household & Personal Products - 1.5%
             Household Products - 1.5%
 70,192      Church & Dwight Co., Inc.                   $  3,939,175
                                                         ------------
             Total Household & Personal Products         $  3,939,175
                                                         ------------
             Health Care Equipment & Services - 13.9%
             Health Care Distributors - 1.8%
117,345      MWI Veterinary Supply, Inc.*                $  4,937,878
                                                         ------------
             Health Care Equipment - 4.2%
 66,700      IDEXX Laboratories, Inc.*                   $  4,035,350
 86,250      Meridian Bioscience, Inc.                      2,660,813
137,485      Palomar Medical Technologies*(b)               2,411,487
 81,900      Sirona Dental Systems, Inc.*(b)                2,216,214
                                                         ------------
                                                         $ 11,323,864
                                                         ------------
             Health Care Facilities - 1.9%
139,400      Psychiatric Solution, Inc.*                 $  5,092,282
                                                         ------------
             Health Care Services - 3.7%
104,775      American Healthways, Inc.*(b)               $  6,115,717
146,858      HealthExtras, Inc.*(b)                         3,902,017
                                                         ------------
                                                         $ 10,017,734
                                                         ------------
             Health Care Supplies - 2.3%
105,555      Haemonetics Corp.*                          $  6,123,246
                                                         ------------
             Total Health Care Equipment & Services      $ 37,495,004
                                                         ------------
             Pharmaceuticals & Biotechnology - 4.9%
             Biotechnology - 1.9%
153,800      Omrix Biopharmaceuticals, Inc.*(b)          $  5,135,382
                                                         ------------
             Life Sciences Tools & Services - 1.4%
186,004      Qiagen NV*                                  $  3,919,104
                                                         ------------
             Pharmaceuticals - 1.6%
188,685      Sciele Pharma, Inc.*(b)                     $  4,211,449
                                                         ------------
             Total Pharmaceuticals & Biotechnology       $ 13,265,935
                                                         ------------
             Diversified Financials - 1.3%
             Specialized Finance - 1.3%
 89,540      Portfolio Recovery Associates, Inc. (b)     $  3,606,671
                                                         ------------
             Total Diversified Financials                $  3,606,671
                                                         ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

 Shares                                                             Value
             Insurance - 3.4%
             Property & Casualty Insurance - 3.4%
 91,855      ProAssurance Corp.*                             $  5,037,328
130,200      Tower Group, Inc.                                  4,221,084
                                                             ------------
                                                             $  9,258,412
                                                             ------------
             Total Insurance                                 $  9,258,412
                                                             ------------
             Real Estate - 1.6%
             Real Estate Management & Development - 1.6%
 50,495      Jones Lang LaSalle, Inc.                        $  4,245,115
                                                             ------------
             Total Real Estate                               $  4,245,115
                                                             ------------
             Software & Services - 18.7%
             Application Software - 6.7%
146,715      Ansoft Corp.*                                   $  4,256,202
219,300      Ansys, Inc.*                                       8,521,998
306,600      Informatica Corp.*                                 5,258,190
                                                             ------------
                                                             $ 18,036,390
                                                             ------------
             Data Processing & Outsourced Services - 3.3%
 69,050      Syntel, Inc.                                    $  2,487,872
171,700      Wright Express Corp.*                              6,516,015
                                                             ------------
                                                             $  9,003,887
                                                             ------------
             Home Entertainment Software - 1.5%
166,600      THQ, Inc.*(b)                                   $  4,073,370
                                                             ------------
             Internet Software & Services - 4.6%
 61,000      Bankrate, Inc.*(b)                              $  2,387,540
131,000      Dealertrack Holdings, Inc.*                        5,572,740
177,293      J2 Global Communications, Inc.*(b)                 4,311,766
                                                             ------------
                                                             $ 12,272,046
                                                             ------------
             Systems Software - 2.6%
 20,000      Deltke, Inc.*                                   $    365,600
 92,985      Micros Systems, Inc.*                              6,707,937
                                                             ------------
                                                             $  7,073,537
                                                             ------------
             Total Software & Services                       $ 50,459,230
                                                             ------------



18     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                                Value
                 Semiconductors - 3.6%
                 Semiconductors - 3.6%
    139,642      Hittite Microwave Corp.*                           $  6,031,138
    158,900      Microsemi Corp.*(b)                                   3,635,632
                                                                    ------------
                                                                    $  9,666,770
                                                                    ------------
                 Total Semiconductors                               $  9,666,770
                                                                    ------------
                 TOTAL COMMON STOCKS
                 (Cost $195,529,103)                                $251,333,642
                                                                    ------------


Principal
   Amount
                 TEMPORARY CASH INVESTMENTS - 22.7%
                 Repurchase Agreement - 5.2%
$14,200,000      UBS Warburg, Inc., 3.10%, dated 11/30/07,
                 repurchase price of $14,200,000 plus
                 accrued interest on 12/3/07 collateralized by
                 $13,910,000 U.S. Treasury Bill, 4.5%, 11/30/11     $ 14,200,000
                                                                    ------------


     Shares
                Security Lending Collateral - 17.5%
 47,215,916     Securities Lending Investment Fund, 4.94%           $ 47,215,916
                                                                    ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $61,415,916)                                  $ 61,415,916
                                                                    ------------
                TOTAL INVESTMENT IN SECURITIES - 115.8%
                (Cost $256,945,019) (a)                             $312,749,558
                                                                    ------------
                OTHER ASSETS AND LIABILITIES - (15.8)%              $(42,724,538)
                                                                    ------------
                TOTAL NET ASSETS - 100.0%                           $270,025,020
                                                                    ============

*    Non-income producing security.

(a) At November 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $256,952,310 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost               $62,703,180
       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value                (6,905,932)
                                                                     -----------
       Net unrealized gain                                           $55,797,248
                                                                     ===========


The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/07                                   (continued)
--------------------------------------------------------------------------------

(b)  At November 30, 2007, the following securities were out on loan:

      Shares     Description                                   Value
      59,400     Bankrate, Inc.*                         $ 2,324,916
     142,914     HealthExtras, Inc.*                       3,797,225
      43,600     American Healthways, Inc.*                2,544,932
      29,609     J2 Global Communications, Inc.*             720,091
     234,328     Knight Transportation, Inc.               3,561,786
     154,638     Microsemi Corp.*                          3,538,117
      84,124     The Middleby Corp.*                       6,384,170
      18,400     Omrix Biopharmaceuticals, Inc.*             614,376
     136,110     Palomar Medical Technologies*             2,387,369
      86,961     Portfolio Recovery Associates, Inc.       3,502,789
      84,700     Quanta Services, Inc.*                    2,319,086
     183,630     Sciele Pharma, Inc.*                      4,098,622
      66,000     Sirona Dental Systems, Inc.*              1,785,960
     160,000     THQ, Inc.*                                3,912,000
     267,206     True Religion Apparel, Inc.*              4,654,729
                                                         -----------
                 Total                                   $46,146,168
                                                         ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2007 aggregated $155,350,630 and $203,156,113, respectively.


20     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of
    $46,146,168) (cost $256,945,019)                                     $312,749,558
  Receivables -
   Investment securities sold                                               8,512,243
   Fund shares sold                                                           222,416
   Dividends and interest                                                      43,784
   Due from Pioneer Investment Management, Inc.                                28,414
  Other                                                                        17,391
                                                                         ------------
     Total assets                                                        $321,573,806
                                                                         ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                       $  3,799,533
   Fund shares repurchased                                                    292,623
   Upon return of securities loaned                                        47,215,916
  Due to bank                                                                  97,801
  Due to affiliates                                                            91,555
  Accrued expenses                                                             51,358
                                                                         ------------
     Total liabilities                                                   $ 51,548,786
                                                                         ------------
NET ASSETS:
  Paid-in capital                                                        $214,711,198
  Accumulated net realized loss on investments                               (490,717)
  Net unrealized gain on investments                                       55,804,539
                                                                         ------------
     Total net assets                                                    $270,025,020
                                                                         ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $225,401,580/8,730,322 shares)                       $      25.82
                                                                         ============
  Class B (based on $6,964,448/279,738 shares)                           $      24.90
                                                                         ============
  Class C (based on $37,658,992/1,616,097 shares)                        $      23.30
                                                                         ============
MAXIMUM OFFERING PRICE:
  Class A ($25.82 [divided by] 94.25%)                                   $      27.40
                                                                         ============


The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/07


INVESTMENT INCOME:
  Dividends                                              $  605,103
  Interest                                                  492,714
  Income from securities loaned, net                        123,413
                                                         ----------
     Total investment income                                             $ 1,221,230
                                                                         -----------
EXPENSES:
  Management fees                                        $2,376,180
  Transfer agent fees and expenses
    Class A                                                 773,069
    Class B                                                  29,463
    Class C                                                 117,199
  Distribution fees
    Class A                                                 567,821
    Class B                                                  78,014
    Class C                                                 449,294
  Administrative fees                                        62,899
  Custodian fees                                             28,362
  Registration fees                                          51,744
  Professional fees                                          50,541
  Printing expense                                           44,115
  Fees and expenses of nonaffiliated trustees                 5,463
  Miscellaneous                                               8,882
                                                         ----------
     Total expenses                                                      $ 4,643,046
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                    (281,368)
     Less fees paid indirectly                                               (22,993)
                                                                         -----------
     Net expenses                                                        $ 4,338,685
                                                                         -----------
       Net investment loss                                               $(3,117,455)
                                                                         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       $20,081,281
                                                                         -----------
  Change in net unrealized gain on investments                           $ 2,533,431
                                                                         -----------
  Net gain on investments                                                $22,614,712
                                                                         -----------
  Net increase in net assets resulting from operations                   $19,497,257
                                                                         ===========


22     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/07 and 11/30/06, respectively

                                                         Year Ended       Year Ended
                                                          11/30/07         11/30/06
FROM OPERATIONS:
Net investment loss                                    $  (3,117,455)   $  (3,187,164)
Net realized gain on investments                          20,081,281       12,142,485
Change in net unrealized gain on investments               2,533,431       12,868,461
                                                       -------------    -------------
    Net increase in net assets resulting
     from operations                                   $  19,497,257    $  21,823,782
                                                       -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($2.26 and $0.73 per share, respectively)    $ (18,279,554)   $  (6,136,382)
  Class B ($2.26 and $0.73 per share, respectively)         (591,176)        (233,618)
  Class C ($2.26 and $0.73 per share, respectively)       (3,371,141)      (1,481,744)
                                                       -------------    -------------
    Total distributions to shareowners                 $ (22,241,871)   $  (7,851,744)
                                                       -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $  71,562,892    $  75,767,049
Reinvestment of distributions                             16,040,144        5,473,013
Cost of shares repurchased                               (99,229,942)     (91,517,380)
                                                       -------------    -------------
    Net decrease in net assets resulting from
     Fund share transactions                           $ (11,626,906)   $ (10,277,318)
                                                       -------------    -------------
    Net increase (decrease) in net assets              $ (14,371,520)   $   3,694,720
NET ASSETS:
Beginning of year                                        284,396,540      280,701,820
                                                       -------------    -------------
End of year                                            $ 270,025,020    $ 284,396,540
                                                       =============    =============
Accumulated net investment loss                        $           -    $           -
                                                       =============    =============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                     '07 Shares        '07 Amount         '06 Shares        '06 Amount
CLASS A
Shares sold                        2,499,581        $ 68,685,310        2,765,947        $ 71,647,756
Reinvestment of distributions        535,789          13,534,041          171,177           4,409,523
Less shares repurchased           (2,945,310)        (80,352,490)      (2,669,890)        (69,175,950)
                                  ----------        ------------       ----------        ------------
    Net increase                      90,060        $  1,866,861          267,234        $  6,881,329
                                  ==========        ============       ==========        ============
CLASS B
Shares sold                           16,122        $    419,646           20,284        $    519,047
Reinvestment of distributions         16,797             409,344            6,234             156,747
Less shares repurchased              (81,242)         (2,155,957)        (132,358)         (3,348,340)
                                  ----------        ------------       ----------        ------------
    Net decrease                     (48,323)       $ (1,326,967)        (105,840)       $ (2,672,546)
                                  ==========        ============       ==========        ============
CLASS C
Shares sold                          102,258        $  2,457,936          149,934        $  3,600,246
Reinvestment of distributions         91,964           2,096,759           38,356             906,743
Less shares repurchased             (666,900)        (16,721,495)        (792,706)        (18,993,090)
                                  ----------        ------------       ----------        ------------
    Net decrease                    (472,678)       $(12,166,800)        (604,416)       $(14,486,101)
                                  ==========        ============       ==========        ============


24     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended    Year Ended
CLASS A                                                              11/30/07      11/30/06
Net asset value, beginning of period                                $  26.15      $  24.84
                                                                    --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                                $  (0.25)     $  (0.23)
 Net realized and unrealized gain on investments                        2.18          2.27
                                                                    --------      --------
  Net increase from investment operations                           $   1.93      $   2.04
Distributions to shareowners:
 Net realized gain                                                     (2.26)        (0.73)
                                                                    --------      --------
Net increase (decrease) in net asset value                          $  (0.33)     $   1.31
                                                                    --------      --------
Net asset value, end of period                                      $  25.82      $  26.15
                                                                    ========      ========
Total return*                                                           7.57%         8.25%
Ratio of net expenses to average net assets+                            1.41%         1.40%
Ratio of net investment loss to average net assets+                    (0.97)%       (0.91)%
Portfolio turnover rate                                                   58%           29%
Net assets, end of period (in thousands)                            $225,402      $225,906
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.53%         1.56%
 Net investment loss                                                   (1.10)%       (1.07)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.40%         1.40%
 Net investment loss                                                   (0.96)%       (0.91)%


Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended    Year Ended    Year Ended
CLASS A                                                              11/30/05    11/30/04 (a)    11/30/03
Net asset value, beginning of period                                $  22.86       $ 19.62       $ 14.43
                                                                    --------       -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                $  (0.18)      $ (0.14)      $ (0.25)
 Net realized and unrealized gain on investments                        2.37          3.38          5.44
                                                                    --------       -------       -------
  Net increase from investment operations                           $   2.19       $  3.24       $  5.19
Distributions to shareowners:
 Net realized gain                                                     (0.21)            -             -
                                                                    --------       -------       -------
Net increase (decrease) in net asset value                          $   1.98       $  3.24       $  5.19
                                                                    --------       -------       -------
Net asset value, end of period                                      $  24.84       $ 22.86       $ 19.62
                                                                    ========       =======       =======
Total return*                                                           9.64%        16.51%        35.97%
Ratio of net expenses to average net assets+                            1.40%         1.79%         2.00%
Ratio of net investment loss to average net assets+                    (1.03)%       (1.49)%       (1.52)%
Portfolio turnover rate                                                   47%           24%           48%
Net assets, end of period (in thousands)                            $208,017       $57,541       $15,529
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.44%         2.06%         2.49%
 Net investment loss                                                   (1.07)%       (1.75)%       (2.01)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.40%         1.79%         2.00%
 Net investment loss                                                   (1.03)%       (1.49)%       (1.52)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
   Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.
(a) Effective February 13, 2004, PIM became the advisor of the Fund and simultaneously Oak Ridge LLC became the sub-advisor.


   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             Year Ended   Year Ended
CLASS B                                                                       11/30/07     11/30/06
Net asset value, beginning of period                                          $ 25.52      $ 24.49
                                                                              -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                                          $ (0.52)     $ (0.54)
 Net realized and unrealized gain on investments                                 2.16         2.30
                                                                              -------      -------
  Net increase from investment operations                                     $  1.64      $  1.76
Distributions to shareowners:
 Net realized gain                                                              (2.26)       (0.73)
                                                                              -------      -------
Net increase (decrease) in net asset value                                    $ (0.62)     $  1.03
                                                                              -------      -------
Net asset value, end of period                                                $ 24.90      $ 25.52
                                                                              =======      =======
Total return*                                                                    6.62%        7.22%
Ratio of net expenses to average net assets+                                     2.32%        2.31%
Ratio of net investment loss to average net assets+                             (1.88)%      (1.82)%
Portfolio turnover rate                                                            58%          29%
Net assets, end of period (in thousands)                                      $ 6,964      $ 8,371
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                    2.32%        2.38%
 Net investment loss                                                            (1.88)%      (1.89)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                    2.30%        2.30%
 Net investment loss                                                            (1.86)%      (1.81)%

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            2/17/04 (a)
                                                                             Year Ended         to
CLASS B                                                                       11/30/05       11/30/04
Net asset value, beginning of period                                          $ 22.74       $   19.75
                                                                              -------       ---------
Increase (decrease) from investment operations:
 Net investment loss                                                          $ (0.42)      $   (0.09)
 Net realized and unrealized gain on investments                                 2.38            3.08
                                                                              -------       ---------
  Net increase from investment operations                                     $  1.96       $    2.99
Distributions to shareowners:
 Net realized gain                                                              (0.21)              -
                                                                              -------       ---------
Net increase (decrease) in net asset value                                    $  1.75       $    2.99
                                                                              -------       ---------
Net asset value, end of period                                                $ 24.49       $   22.74
                                                                              =======       =========
Total return*                                                                    8.66%          15.14%***
Ratio of net expenses to average net assets+                                     2.30%           2.51%**
Ratio of net investment loss to average net assets+                             (1.93)%         (2.19)%**
Portfolio turnover rate                                                            47%             24%***
Net assets, end of period (in thousands)                                      $10,625       $   5,949
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                    2.33%           2.51%**
 Net investment loss                                                            (1.96)%         (2.19)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                    2.30%           2.51%**
 Net investment loss                                                            (1.93)%         (2.19)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class B shares were first publicly offered on February 17, 2004.


   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended   Year Ended
CLASS C                                                             11/30/07     11/30/06
Net asset value, beginning of period                                $ 23.99      $ 23.04
                                                                    -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                                $ (0.49)     $ (0.46)
 Net realized and unrealized gain on investments                       2.06         2.14
                                                                    -------      -------
  Net increase from investment operations                           $  1.57      $  1.68
Distributions to shareowners:
 Net realized gain                                                    (2.26)       (0.73)
                                                                    -------      -------
Net increase (decrease) in net asset value                          $ (0.69)     $  0.95
                                                                    -------      -------
Net asset value, end of period                                      $ 23.30      $ 23.99
                                                                    =======      =======
Total return*                                                          6.75%        7.33%
Ratio of net expenses to average net assets+                           2.20%        2.20%
Ratio of net investment loss to average net assets+                   (1.76)%      (1.72)%
Portfolio turnover rate                                                  58%          29%
Net assets, end of period (in thousands)                            $37,659      $50,120
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.20%        2.20%
 Net investment loss                                                  (1.76)%      (1.72)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.19%        2.20%
 Net investment loss                                                  (1.75)%      (1.72)%


Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended    Year Ended    Year Ended
CLASS C                                                             11/30/05    11/30/04 (a)    11/30/03
Net asset value, beginning of period                                $ 21.39       $ 18.50       $ 13.71
                                                                    -------       -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                $ (0.34)      $ (0.12)      $ (0.36)
 Net realized and unrealized gain on investments                       2.20          3.01          5.15
                                                                    -------       -------       -------
  Net increase from investment operations                           $  1.86       $  2.89       $  4.79
Distributions to shareowners:
 Net realized gain                                                    (0.21)            -             -
                                                                    -------       -------       -------
Net increase (decrease) in net asset value                          $  1.65       $  2.89       $  4.79
                                                                    -------       -------       -------
Net asset value, end of period                                      $ 23.04       $ 21.39       $ 18.50
                                                                    =======       =======       =======
Total return*                                                          8.75%        15.62%        34.94%
Ratio of net expenses to average net assets+                           2.22%         2.57%         2.75%
Ratio of net investment loss to average net assets+                   (1.85)%       (2.26)%       (2.27)%
Portfolio turnover rate                                                  47%           24%           48%
Net assets, end of period (in thousands)                            $62,059       $20,690       $   954
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.22%         2.59%         3.24%
 Net investment loss                                                  (1.85)%       (2.28)%       (2.76)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.22%         2.57%         2.75%
 Net investment loss                                                  (1.85)%       (2.26)%       (2.27)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
(a) Effective February 13, 2004, PIM became the advisor of the Fund and simultaneously Oak Ridge LLC became the sub-advisor.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Small Cap Equity Fund. Oak Ridge Small Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A and Class B shares in exchange for the Fund's Class A and Class C shares in a one-to-one exchange ratio, respectively, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization") that was approved by the shareholders of Oak Ridge Small Cap Equity Fund on February 10, 2004. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Class B shares were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fee rates and have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    At November 30, 2007, the Fund has reclassified $3,117,455 to decrease accumulated net investment loss, $828,426 to decrease accumulated net realized gain on investments and $2,289,029 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no affect on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The Fund has elected to defer approximately $488,059 of capital losses recognized between November 1, 2007 and November 30, 2007 to its fiscal year ending November 30, 2008.

    The tax character of distributions paid during the years ended November 30, 2007 and November 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                   2007             2006
--------------------------------------------------------------------------------
  Distributions paid from
  Long-term capital gain       $22,241,871      $7,851,744
                               -----------      ----------
    Total                      $22,241,871      $7,851,744
                               ===========      ==========
--------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  The following shows the components of distributable earnings on a federal income tax basis at November 30, 2007:

--------------------------------------------------------------------------------
                                                    2007
--------------------------------------------------------------------------------
  Undistributed long-term gain                 $     4,633
  Current year Post October loss deferred         (488,059)
  Unrealized appreciation                       55,797,248
                                               -----------
    Total                                      $55,313,822
                                               ===========
--------------------------------------------------------------------------------

    The difference between book bases and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $4,680 in underwriting commissions on the sale of Class A shares for the year ended November 30, 2007.


D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A,

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

    Class B, and Class C shares bear different transfer agent and distribution expense rates.


E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.


2. Management Agreement

PIM, a wholly owned subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion; and 0.80% of the excess over $1 billion. The management

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

fees were equivalent to 0.85% of the average daily net assets for the period.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Small Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.75% of its average daily net assets.

On January 7, 2005, Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.40%, 2.30% and 2.30%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2009 for Class A shares and through April 1, 2008 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,450 in management fees, administrative costs and certain others services payable to PIM at November 30, 2007.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $82,339 in transfer agent fees payable to PIMSS at November 30, 2007.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/07                             (continued)
--------------------------------------------------------------------------------

4. Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,766 in distribution fees payable to PFD at November 30, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the year ended November 30, 2007, CDSCs in the amount of $28,263 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2007, the Fund's expenses were reduced by $22,993 under such arrangement.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended November 30, 2007, the Fund had no borrowings under this agreement.


7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's (series', trust's) tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust I and Shareowners of Pioneer Oak Ridge Small Cap Growth Fund:
We have audited the accompanying statement of assets and liabilities of Pioneer Oak Ridge Small Cap Growth Fund, one of the series comprising the Pioneer Series Trust I (the "Trust"), including the schedule of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Small Cap Growth Fund of Pioneer Series Trust I at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/Ernst & Young LLP

Boston, Massachusetts
January 16, 2008

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Oak Ridge Investments, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-advisor's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007, in the second quintile of its Morningstar category for the three year period ended June 30, 2007 and in the third quintile of its Morningstar category for the five and ten year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purposes using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group. It was noted that PIM was not managing any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the benefits to the sub-adviser and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Bingham McCutchen LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 75 of the 76 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held        Term of Office and
Name and Age               With the Fund        Length of Service
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2003.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement or
                                                removal.
-------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
----------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                     Position Held   Term of Office and
Name and Age         With the Fund   Length of Service
David R. Bock (63)   Trustee         Trustee since 2005.
                                     Serves until a succes-
                                     sor trustee is elected
                                     or earlier retirement or
                                     removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)    Trustee         Trustee since 2003.
                                     Serves until a succes-
                                     sor trustee is elected
                                     or earlier retirement or
                                     removal.
--------------------------------------------------------------------------------

                                                                                     Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (63)   Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                     Inc. (publicly traded health care services company) (2004       Social Investment
                     - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                     merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                     President and Chief Financial Officer, Pedestal Inc.            finance company); and
                     (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                     Mortgage Trust (publicly
                                                                                     traded mortgage REIT)
---------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)    President, Bush International, LLC (international financial     Director of Brady Corpora-
                     advisory firm)                                                  tion (industrial identifica-
                                                                                     tion and specialty coated
                                                                                     material products
                                                                                     manufacturer); Director of
                                                                                     Briggs & Stratton Co.
                                                                                     (engine manufacturer);
                                                                                     Director of UAL Corpora-
                                                                                     tion (airline holding
                                                                                     company) Director of
                                                                                     Mantech International
                                                                                     Corporation (national
                                                                                     security, defense, and
                                                                                     intelligence technology
                                                                                     firm): and Member, Board
                                                                                     of Governors, Investment
                                                                                     Company Institute
---------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Position Held   Term of Office and
Name and Age                With the Fund   Length of Service
Margaret B.W. Graham (60)   Trustee         Trustee since 2003.
                                            Serves until a
                                            successor trustee
                                            is elected or earlier
                                            retirement or removal.
--------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.
                                            Serves until a
                                            successor trustee
                                            is elected or earlier
                                            retirement or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)    Trustee         Trustee since 2003.
                                            Serves until a
                                            successor trustee
                                            is elected or earlier
                                            retirement or removal.
--------------------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 2003.
                                            Serves until a
                                            successor trustee
                                            is elected or earlier
                                            retirement or removal.
--------------------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                  by this Trustee
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,   None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
-----------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 - present); and Senior Executive      Director of Quadriserv
                            Vice President, The Bank of New York (financial and          Inc. (technology products
                            securities services) (1986 - 2004)                           for securities lending
                                                                                         industry)
-----------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)    President and Chief Executive Officer, Newbury, Piret &      Director of New America
                            Company, Inc. (investment banking firm)                      High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
-----------------------------------------------------------------------------------------------------------------------
John Winthrop (71)          President, John Winthrop & Co., Inc. (private                None
                            investment firm)
-----------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Term of Office and
Name and Age                 With the Fund         Length of Service
Daniel K. Kingsbury (49)     Executive Vice        Since March 2007.
                             President             Serves at the
                                                   discretion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                 by this Officer
Daniel K. Kingsbury (49)     Director, CEO and President of Pioneer Investment           None
                             Management USA Inc.; Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of      None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Vice President and Senior Counsel of Pioneer since July     None
                             2002 and Assistant Secretary of all of the Pioneer Funds
                             since September 2003; Vice President and Senior Counsel
                             of BISYS Fund Services, Inc. (April 2001 to June 2002);
                             Senior Vice President and Deputy General Counsel of
                             Funds Distributor, Inc. (July 2000 to April 2001)
-----------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and        None
                             Controllership Services of Pioneer; and Treasurer of all
                             of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant        None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
-----------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                                                                                                                    Other
                                                                                                                    Directorships
                             Position Held        Term of Office and       Principal Occupation                     Held by
Name and Age                 With the Fund        Length of Service        During Past Five Years                   this Officer
Luis I. Presutti (42)        Assistant Treasurer  Since 2003. Serves       Assistant Vice President - Fund          None
                                                  at the discretion of     Accounting, Administration and
                                                  the Board                Controllership Services of Pioneer,
                                                                           and Assistant Treasurer of all of
                                                                           the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer  Since 2003. Serves       Fund Accounting Manager - Fund           None
                                                  at the discretion of     Accounting, Administration and
                                                  the Board                Controllership Services of Pioneer;
                                                                           and Assistant Treasurer of all of
                                                                           the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33)  Assistant Treasurer  Since 2003. Serves       Fund Administration Manager - Fund       None
                                                  at the discretion of     Accounting Administration and
                                                  the Board                Controllership Services since June 2003
                                                                           and Assistant Treasurer of all of the
                                                                           Pioneer Funds since September 2003;
                                                                           Assistant Vice President - Mutual Fund
                                                                           Operations of State Street Corporation
                                                                           from June 2002 to June 2003 (formerly
                                                                           Deutsche Bank Asset Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)       Chief Compliance     Since January 2007.      Chief Compliance Officer of Pioneer      None
                             Officer              Serves at the            since December 2006 and of all the
                                                  discretion of the Board  Pioneer Funds since January 2007; Vice
                                                                           President and Compliance Officer, MFS
                                                                           Investment Management (August 2005 to
                                                                           December 2006); Consultant, Fidelity
                                                                           Investments (February 2005 to July
                                                                           2005); Independent Consultant (July 1997
                                                                           to February 2005)
------------------------------------------------------------------------------------------------------------------------------------

*Mr. Cogan is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

46

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $61,800 in 2007 and $59,240 in 2006.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended
November 30, 2007 and 2006.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $15,640 and $15,030 in 2007 and 2006, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $15,640 in 2007 and $15,030 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 29, 2008

* Print the name and title of each signing officer under his or her signature.